Quarterly Holdings Report
for

Fidelity® Equity-Income K6 Fund

October 31, 2019

EQU-K6-QTLY-1219
1.9893873.100

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	17,273	$664,838
Verizon Communications, Inc.	18,140	1,096,926
		1,761,764
Entertainment - 2.1%
The Walt Disney Co.	7,664	995,707
Media - 3.0%
Comcast Corp. Class A	27,328	1,224,841
Interpublic Group of Companies, Inc.	8,993	195,598
		1,420,439
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	3,884	321,051

TOTAL COMMUNICATION SERVICES		4,498,961

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.4%
General Motors Co.	5,517	205,012
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	4,534	891,838
Royal Caribbean Cruises Ltd.	2,657	289,161
		1,180,999
Multiline Retail - 0.4%
Dollar General Corp.	1,023	164,028
Specialty Retail - 3.2%
Burlington Stores, Inc. (a)	459	88,206
Lowe's Companies, Inc.	5,417	604,591
The Home Depot, Inc.	1,825	428,109
TJX Companies, Inc.	6,951	400,725
		1,521,631
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	1,534	133,703
Tapestry, Inc.	2,655	68,658
		202,361

TOTAL CONSUMER DISCRETIONARY		3,274,031

CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Diageo PLC	2,862	117,144
PepsiCo, Inc.	4,462	612,053
		729,197
Food & Staples Retailing - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,784	113,483
BJ's Wholesale Club Holdings, Inc. (a)	5,600	149,520
Kroger Co.	6,109	150,526
Walmart, Inc.	9,676	1,134,608
		1,548,137
Food Products - 2.3%
Hilton Food Group PLC	12,500	164,509
McCormick & Co., Inc. (non-vtg.)	716	115,054
Mondelez International, Inc.	6,730	352,989
Nestle SA (Reg. S)	3,117	333,461
The J.M. Smucker Co.	1,431	151,228
		1,117,241
Household Products - 0.6%
Kimberly-Clark Corp.	2,086	277,188
Personal Products - 0.7%
Unilever NV	5,298	312,874
Tobacco - 1.5%
Altria Group, Inc.	5,928	265,515
British American Tobacco PLC (United Kingdom)	3,475	121,541
Philip Morris International, Inc.	3,782	308,006
		695,062

TOTAL CONSUMER STAPLES		4,679,699

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
BP PLC	45,679	289,667
Chevron Corp.	9,439	1,096,245
ConocoPhillips Co.	11,773	649,870
Enterprise Products Partners LP	8,993	234,088
Equinor ASA	12,365	228,714
Exxon Mobil Corp.	6,541	441,975
Imperial Oil Ltd.	7,766	193,398
Phillips 66 Co.	4,191	489,593
Suncor Energy, Inc.	8,994	267,409
The Williams Companies, Inc.	8,074	180,131
Valero Energy Corp.	4,293	416,335
		4,487,425
FINANCIALS - 23.4%
Banks - 13.1%
Bank of America Corp.	41,659	1,302,677
Citigroup, Inc.	15,091	1,084,439
Huntington Bancshares, Inc.	11,651	164,629
JPMorgan Chase & Co.	15,131	1,890,164
M&T Bank Corp.	1,430	223,838
SunTrust Banks, Inc.	6,745	460,953
Wells Fargo & Co.	21,588	1,114,588
		6,241,288
Capital Markets - 2.1%
KKR & Co. LP	19,624	565,760
The Blackstone Group LP	8,587	456,485
		1,022,245
Consumer Finance - 1.0%
Capital One Financial Corp.	5,105	476,041
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	7,083	1,505,704
Insurance - 4.0%
Chubb Ltd.	4,649	708,601
Marsh & McLennan Companies, Inc.	3,474	359,976
MetLife, Inc.	8,586	401,739
The Travelers Companies, Inc.	3,270	428,566
		1,898,882

TOTAL FINANCIALS		11,144,160

HEALTH CARE - 15.5%
Biotechnology - 1.8%
AbbVie, Inc.	1,739	138,337
Amgen, Inc.	3,364	717,373
		855,710
Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (a)	919	54,469
Becton, Dickinson & Co.	2,289	585,984
Danaher Corp.	3,782	521,235
		1,161,688
Health Care Providers & Services - 2.1%
Cigna Corp.	1,878	335,148
UnitedHealth Group, Inc.	2,614	660,558
		995,706
Pharmaceuticals - 9.2%
AstraZeneca PLC (United Kingdom)	7,609	742,009
Bristol-Myers Squibb Co.	10,527	603,934
Eli Lilly & Co.	2,147	244,651
Johnson & Johnson	10,505	1,387,080
Merck & Co., Inc.	1,942	168,294
Roche Holding AG (participation certificate)	2,670	803,552
Sanofi SA	4,346	400,645
		4,350,165

TOTAL HEALTH CARE		7,363,269

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	2,147	379,590
Northrop Grumman Corp.	968	341,201
United Technologies Corp.	6,514	935,280
		1,656,071
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	1,430	132,089
Electrical Equipment - 1.1%
AMETEK, Inc.	5,724	524,605
Industrial Conglomerates - 2.2%
General Electric Co.	48,288	481,914
Roper Technologies, Inc.	1,707	575,191
		1,057,105
Machinery - 0.7%
Fortive Corp.	2,350	162,150
Ingersoll-Rand PLC	1,533	194,522
		356,672
Professional Services - 0.3%
Equifax, Inc.	920	125,773

TOTAL INDUSTRIALS		3,852,315

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	8,789	417,565
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,328	118,856
IT Services - 1.5%
Amdocs Ltd.	3,257	212,356
Fiserv, Inc. (a)	1,371	145,518
Paychex, Inc.	3,024	252,927
Visa, Inc. Class A	510	91,219
		702,020
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	3,983	452,787
Qualcomm, Inc.	3,257	261,993
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,766	400,959
		1,115,739
Software - 1.7%
Micro Focus International PLC	2,350	32,254
Microsoft Corp.	5,407	775,202
		807,456
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,977	491,799

TOTAL INFORMATION TECHNOLOGY		3,653,435

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	5,928	390,714
International Flavors & Fragrances, Inc.	716	87,359
		478,073
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	2,351	512,706
Public Storage	1,114	248,266
		760,972
UTILITIES - 5.4%
Electric Utilities - 2.9%
Exelon Corp.	18,910	860,216
NextEra Energy, Inc.	2,249	536,027
		1,396,243
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	6,030	241,924
Vistra Energy Corp.	9,299	251,352
		493,276
Multi-Utilities - 1.5%
Ameren Corp.	2,759	214,374
CenterPoint Energy, Inc.	6,336	184,188
WEC Energy Group, Inc.	3,169	299,154
		697,716

TOTAL UTILITIES		2,587,235

TOTAL COMMON STOCKS
(Cost $44,399,074)		46,779,575

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.83% (b)
(Cost $718,575)	718,431	718,575
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $45,117,649)		47,498,150
NET OTHER ASSETS (LIABILITIES) - 0.1%		39,826
NET ASSETS - 100%		$47,537,976

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,389
Total	$3,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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